AQR FUNDS

Supplement dated July 16, 2025 (“Supplement”)

to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,

each dated May 1, 2025 (“Summary Prospectus” and “Prospectus”, respectively),

of the AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund,

AQR Risk-Balanced Commodities Strategy Fund and AQR Trend Total Return Fund

(each a “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.

Effective August 1, 2025, the section titled “Fund Summary—Portfolio Managers” of AQR Managed Futures Strategy Fund’s Summary Prospectus and Prospectus, beginning on page 8 and 53, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser

John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	March 1, 2022	Principal of the Adviser

John J. Huss	August 1, 2025	Principal of the Adviser

Erik Stamelos	January 1, 2022	Managing Director of the Adviser

James Lofton	June 3, 2024	Executive Director of the Adviser

Fred Liu, M.S.	June 3, 2024	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 98 of the prospectus.

2.

Effective August 1, 2025, the section titled “Fund Summary—Portfolio Managers” of AQR Managed Futures Strategy HV Fund’s Summary Prospectus and Prospectus, beginning on page 8 and 62, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 16, 2013	Managing and Founding Principal of the Adviser

John M. Liew, Ph.D., M.B.A.	July 16, 2013	Founding Principal of the Adviser

Name	Portfolio Manager of the Fund Since	Title

Jordan Brooks, Ph.D., M.A.	March 1, 2022	Principal of the Adviser

John J. Huss	August 1, 2025	Principal of the Adviser

Erik Stamelos	January 1, 2022	Managing Director of the Adviser

James Lofton	June 3, 2024	Executive Director of the Adviser

Fred Liu, M.S.	June 3, 2024	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 98 of the prospectus.

3.

Effective August 1, 2025, the section titled “Fund Summary—Portfolio Managers” of AQR Risk-Balanced Commodities Strategy Fund’s Summary Prospectus and Prospectus, beginning on page 7 and 79, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser

John M. Liew, Ph.D., M.B.A.	January 31, 2023	Founding Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser

John J. Huss	August 1, 2025	Principal of the Adviser

Erik Stamelos	May 1, 2023	Managing Director of the Adviser

James Lofton	June 3, 2024	Executive Director of the Adviser

Fred Liu, M.S.	June 3, 2024	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 98 of the prospectus.

4.

Effective August 1, 2025, the section titled “Fund Summary—Portfolio Managers” of AQR Trend Total Return Fund’s Summary Prospectus and Prospectus, beginning on page 9 and 97, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 2021	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 2021	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	August 19, 2024	Principal of the Adviser
John J. Huss	August 1, 2025	Principal of the Adviser
Erik Stamelos	August 19, 2024	Managing Director of the Adviser
James Lofton	June 3, 2024	Executive Director of the Adviser

Fred Liu, M.S.	June 3, 2024	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 98 of the prospectus.

5.	Effective August 1, 2025, the section titled “Management of the Funds—Portfolio Managers of the Adviser” of the Prospectus, beginning on page 147, is restated in its entirety as follows:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Jordan Brooks, Ph.D., M.A.

Andrea Frazzini, Ph.D., M.S.

John J. Huss

Nathan Sosner, Ph.D.

Bryan Kelly, Ph.D.

Tobias Moskowitz, Ph.D., M.S. Erik Stamelos

AQR Diversified Arbitrage Fund	Jordan Brooks, Ph.D., M.A.

AQR Equity Market Neutral Fund	Clifford S. Asness, Ph.D., M.B.A.

Michele L. Aghassi, Ph.D.

Andrea Frazzini, Ph.D., M.S.

John J. Huss

Laura Serban, Ph.D.

AQR Long-Short Equity Fund	Clifford S. Asness, Ph.D., M.B.A.

Michele L. Aghassi, Ph.D.

Andrea Frazzini, Ph.D., M.S.

John J. Huss

Laura Serban, Ph.D.

AQR Macro Opportunities Fund	John M. Liew, Ph.D., M.B.A

Jordan Brooks, Ph.D., M.A.

John J. Huss

Bryan Kelly, Ph.D.

Jonathan Fader

Fund	Portfolio Managers

Erik Stamelos

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.

Jordan Brooks, Ph.D., M.A.

John J. Huss

Erik Stamelos

James Lofton

Fred Liu, M.S.

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.

Jordan Brooks, Ph.D., M.A.

John J. Huss

Erik Stamelos

James Lofton

Fred Liu, M.S.

AQR Multi-Asset Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.

Jordan Brooks, Ph.D., M.A.

Andrea Frazzini, Ph.D., M.S.

John J. Huss

Bryan Kelly, Ph.D.

AQR Risk-Balanced Commodities Strategy Fund	Clifford S. Asness, Ph.D., M.B.A

John M. Liew, Ph.D., M.B.A.

Jordan Brooks, Ph.D., M.A.

John J. Huss

Erik Stamelos

James Lofton

Fred Liu, M.S.

AQR Style Premia Alternative Fund	Clifford S. Asness, Ph.D., M.B.A Jordan Brooks, Ph.D., M.A.

Andrea Frazzini, Ph.D., M.S.

John J. Huss

Bryan Kelly, Ph.D. Tobias Moskowitz, Ph.D., M.S.

AQR Trend Total Return Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.

Fund	Portfolio Managers

Jordan Brooks, Ph.D., M.A.

John J. Huss

Erik Stamelos

James Lofton

Fred Liu, M.S.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 and is Co-Head of the Macro Strategies Group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is Head of Integrated Research and Co-Head of the Macro Strategies Group. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Bryan Kelly, Ph.D., is a Principal of the Adviser. Dr. Kelly joined the Adviser in 2018 and is Head of Machine Learning and a portfolio manager on the Global Stock selection team of the Adviser. He earned an A.B. in economics from the University of Chicago, an M.A. in economics from the University of California, San Diego and a Ph.D. in finance from New York University.

Tobias Moskowitz, Ph.D., M.S., is a Principal of the Adviser. Dr. Moskowitz joined the Adviser in 2014 and is a senior member of the Research team, where he contributes to research on asset pricing and investment issues related to domestic and international strategies. He earned a B.S. in industrial management/industrial engineering with honors and an M.S. in finance from Purdue University, as well as a Ph.D. in finance from the University of California at Los Angeles.

Laura Serban, Ph.D., is a Principal of the Adviser. Dr. Serban joined the Adviser in 2011 and is a senior member of the Adviser’s Global Stock Selection team. She earned a B.A. in applied mathematics and economics, an S.M. in computer science and a Ph.D. in business economics, all from Harvard University.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Jonathan Fader, is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager on the Macro Strategies team. Mr. Stamelos earned an A.B. in economics from Harvard University.

James Lofton is an Executive Director of the Adviser. Mr. Lofton joined the Adviser in 2018 and is a portfolio manager on the Macro Strategies team. Mr. Lofton earned a B.S. in economics and a B.A. in computer science from the University of Pennsylvania.

Fred Liu, M.S., is a Vice President of the Adviser. Mr. Liu joined the Adviser in 2019 and is a portfolio manager on the Macro Strategies team. Mr. Liu earned a B.B.A. in finance from The University of Texas at Austin and a Master of Engineering in financial engineering from Cornell University.

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